Equity (Details Narrative)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 22, 2024 USD ($) $ / shares shares	Dec. 28, 2023 shares	Dec. 14, 2023 USD ($) $ / shares shares	Feb. 14, 2023 USD ($) $ / shares	Feb. 19, 2021 shares	Mar. 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2024 $ / shares	Jul. 01, 2022 $ / shares
Class of Stock [Line Items]
Common stock, shares authorized			350,000,000				275,000,000		275,000,000		275,000,000	275,000,000
Common stock par value | $ / shares							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights									The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.		Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
Common stock, shares issued							3,003,810		3,003,810		2,585,296	3,935,892
Common stock, shares outstanding							3,003,810		3,003,810		2,585,296	3,935,892
Original issuance price | $ / shares												$ 1.54
Cash fee payments | $	$ 25,000
Preferred stock, shares authorized			75,000,000				75,000,000		75,000,000		75,000,000	75,000,000
Preferred stock, par value | $ / shares			$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding							0		0		0	0
General and administrative expense | $							$ 4,319,014	$ 2,929,150	$ 8,627,943	$ 6,099,213	$ 12,905,073	$ 9,275,251
Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Description of equity facility financing agreement									10,000		10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of Class A common stock during the five trading days immediately prior to the date the Company requests each Advance;
Percentage of lowest daily Volume Weighted Average Price			90.00%
Fair Value Of Standby Equity Purchase Agreement | $			$ 0				0		$ 0		$ 0
Stock issued during period value acquisitions | $			$ 500,000				$ 500,000		$ 500,000
Maximum floor price | $ / shares													$ 2.00
Floor price adjustment			The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement.
Maximum percentage of closing price on trading day			75.00%
Maximum conversion price | $ / shares			$ 2.00
General and administrative expense | $			$ 3,823,000
Alliance Global Partners [Member]
Class of Stock [Line Items]
Securities purchase price and percentage description	(a) a cash fee equal to 7.0% of the aggregate purchase price paid by each purchaser of securities that were sold in the May 2024 Offering (the “Cash Fee”); provided, however, that the Cash Fee was reduced by an amount equal to $25,000 to be paid to the Company’s financial advisor, and (b) warrants (the “Placement Agent Warrants”) to purchase Class A Common Stock equal to 6% of the aggregate number of shares of Class A Common Stock sold in the May 2024 Offering at an exercise price per share equal to 110% of the price per share of Class A Common Stock sold in the May 2024 Offering. The Company recognized the Placement Agent Warrants as a stock issuance cost as they are issued for services in connection with an offering.
Cash fee payments | $	$ 409,000
Prefunded Warrants [Member]
Class of Stock [Line Items]
Net of issuance costs | $	660,000
Common Warrants [Member]
Class of Stock [Line Items]
Net of issuance costs | $	$ 722,000
Common Warrants [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	9.00
Common Warrants [Member] | Measurement Input, Exercise Price [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	9.00
Common Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	87
Common Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	4.6
Common Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	0
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Issuane of warrants	16,667
Net of issuance costs | $	$ 100,000
Placement Agent Warrants [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	9.00
Placement Agent Warrants [Member] | Measurement Input, Exercise Price [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	9.00
Placement Agent Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	87
Placement Agent Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	4.6
Placement Agent Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	0
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Original issuance price | $ / shares	$ 9.00
Proceeds from issuance of warrants | $	$ 2,500,000
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Issuane of warrants	173,222
Warrants exercise price | $ / shares	$ 0.0050
Securities Purchase Agreement [Member] | Common Warrants [Member]
Class of Stock [Line Items]
Issuane of warrants	277,778
Warrants exercise price | $ / shares	$ 9.00
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			5,000,000				25,000,000		25,000,000		250,000,000	250,000,000
Common stock par value | $ / shares			$ 0.0001
Common stock, shares issued							692,676		692,676		274,162	51,219
Common stock, shares outstanding							692,676		692,676		274,162	51,219
Common Class A [Member] | Banzai International Inc [Member]
Class of Stock [Line Items]
Common stock, shares outstanding			28,629
Conversion of stock shares converted			2,328,823
Common Class A [Member] | Demio [Member] | Shareholders And Founders [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Shares issued to GEM, shares					14,916
Common Class A [Member] | High Attendance [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Common stock par value | $ / shares														$ 0.0001
Common Class A [Member] | High Attendance [Member] | Shareholders And Founders [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Shares issued to GEM, shares					1,638
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value | $ / shares			$ 0.0001	$ 0.0001
Total consideration payable in shares of class A common stock | $			$ 100,000,000	$ 100,000,000
Description of equity facility financing agreement			9.99%	9.99%
Percentage of average daily Volume Weighted Average Price			95.00%	95.00%
Percentage of lowest daily Volume Weighted Average Price			96.00%	96.00%
Percentage of voting power			9.99%	9.99%
Percentage of outstanding shares			19.99%	19.99%
Stock issued during period value acquisitions						14,201
Common stock price per share | $ / shares			$ 10.00
Maximum conversion price | $ / shares			$ 100.00
Conversion of stock shares converted									28,910
Cash structuring fee | $			$ 35,000
Stock issued during period shares acquisitions			6,000
Stock issued during period value acquisitions | $			$ 3,288,000
Common Class A [Member] | Cantor Fee Agreement [Member]
Class of Stock [Line Items]
Stock issued during period shares acquisitions		22,279
Common Class A [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued to GEM, shares	104,556
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			25,000,000				25,000,000		25,000,000		25,000,000	25,000,000
Common stock, shares issued							2,311,134		2,311,134		2,311,134	3,884,673
Common stock, shares outstanding							2,311,134		2,311,134		2,311,134	3,884,673
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value | $ / shares			$ 0.0001	$ 0.0001
Percentage of outstanding shares			19.99%	19.99%
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued							3,003,810		3,003,810		2,585,296
Common stock, shares outstanding							3,003,810		3,003,810		2,585,296
Class A Common Stock [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock price per share | $ / shares			$ 500.00
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized							275,000,000		275,000,000		275,000,000
Original issuance price | $ / shares							$ 0.61	$ 9.56	$ 0.61	$ 9.56	$ 11.98
Maximum [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Maximum floor price | $ / shares			100.00
Minimum [Member]
Class of Stock [Line Items]
Original issuance price | $ / shares							$ 0.29	$ 8.22	$ 0.29	$ 8.22	$ 8.38
Minimum [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Maximum floor price | $ / shares			$ 2.00